FREIGHT RECEIVABLES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	$ 89.9	$ 86.0	$ 71.3
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of expected credit loss	100.00%
Maximum | Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of expected credit loss	100.00%
Minimum | Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of expected credit loss	25.00%
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Receivables individually determined to be impaired	$ 3.7	1.7	1.3	$ 2.6
Financial assets individually assessed for credit losses | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Freight receivables included receivables	0.0	0.0	0.0
Receivables individually determined to be impaired	$ 0.0	$ 0.0	$ 0.0